Condensed financial information of the Company	12 Months Ended
Mar. 31, 2020
Condensed financial information of the Company
Condensed financial information of the Company

17.Condensed financial information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of March 31,
	2020	2019
Assets/(liability)
Prepayment and other current assets	$1,752	$1,843
Investment in subsidiaries and VIE	27,880,296	19,017,189
Total assets/(liability)	$27,882,048	$19,019,032

Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	1,800	1,800
Additional paid-in capital	1,619,774	1,619,774
Statutory reserve	745,590	745,590
Accumulated Profits	26,921,172	16,945,947
Accumulated other comprehensive (loss)/income	(1,406,288)	(294,079)
Total shareholders’ equity	$27,882,048	$19,019,032

Condensed statements of income

	For the years ended March 31,
	2020	2019	2018
Share of profit in subsidiaries and VIE	$9,975,225	$8,675,058	$6,009,968
Income before income tax provision	9,975,225	8,675,058	6,009,968
Provision for income tax	—	—	—
Net profit	$9,975,225	$8,675,058	$6,009,968

Condensed statements of comprehensive income

	For the years ended March 31,
	2020	2019	2018
Net income	$9,975,225	$8,675,058	$6,009,968
Other comprehensive income	(1,112,209)	(735,192)	722,635
Comprehensive income	$8,863,016	$7,939,866	$6,732,603

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.

The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and their respective profit or loss as “Share of profit in subsidiaries and VIE” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiaries and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiaries and VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.